Severance Indemnities and Pension Plans (Contributed to Plan Assets and Expected to Contribute for Remainder of Fiscal Year) (Detail) ¥ in Billions	6 Months Ended
Sep. 30, 2019 JPY (¥)
Domestic, Japan [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
For the six months ended September 30, 2019	¥ 21.5
For the remainder of the fiscal year ending March 31, 2020	7.7
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the six months ended September 30, 2019	0.8
For the remainder of the fiscal year ending March 31, 2020	0.4
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the six months ended September 30, 2019	0.2
For the remainder of the fiscal year ending March 31, 2020	¥ 0.2